Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-In Capital [Member]	Treasury Stock at Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]
Beginning balance at Jan. 29, 2012	$ 137,515	$ 334	$ 150,275	$ (1,189)	$ 237	$ (12,142)
Beginning balance, shares at Jan. 29, 2012		33,434,685		248,412
Net income	8,782					8,782
Unrealized foreign currency translation gain (loss)	15				15
Stock-based compensation	1,099		1,099
Ending balance at Feb. 03, 2013	147,411	$ 334	151,374	$ (1,189)	252	(3,360)
Ending balance, shares at Feb. 03, 2013		33,434,685		248,412
Net income	2,169					2,169
Unrealized foreign currency translation gain (loss)	(419)				(419)
Stock-based compensation	1,207		1,207
Sale of stock	80		80
Sale of Stock , shares		17,999
Ending balance at Feb. 02, 2014	150,448	$ 334	152,661	$ (1,189)	(167)	(1,191)
Ending balance, shares at Feb. 02, 2014		33,452,684		248,412
Net income	7,636					7,636
Unrealized foreign currency translation gain (loss)	(479)				(479)
Stock-based compensation	2,212		2,212
Stock-based compensation , shares		251
Proceeds from the issuance of common stock	100,659	$ 68	100,591
Proceeds from the issuance of common stock, shares		6,764,705
Costs associated with the issuance of common stock	(1,779)		(1,779)
Ending balance at Feb. 01, 2015	258,697	$ 402	253,685	$ (1,189)	(646)	6,445
Ending balance, shares at Feb. 01, 2015		40,217,640		248,412
Net income	32,115					32,115
Unrealized foreign currency translation gain (loss)	(90)				(90)
Stock-based compensation	1,621		1,621
Excess income tax benefit related to stock-based compensation plans	11,148		11,148
Issuance of common stock upon exercise of options	4,052	$ 9	4,043
Issuance of common stock upon exercise of options, shares		904,894
Sale of treasury stock, value	1,103		(86)	$ 1,189
Sale of treasury stock, shares				(248,412)
Ending balance at Aug. 02, 2015	$ 308,646	$ 411	$ 270,411		$ (736)	$ 38,560
Ending balance, shares at Aug. 02, 2015		41,122,534